Cover	Nov. 18, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 18, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	000-1144546
Entity Registrant Name	HFactor, Inc.
Entity Central Index Key	0001144546
Entity Tax Identification Number	58-2634747
Entity Incorporation, State or Country Code	GA
Entity Address, Address Line One	244 Madison Ave, #1249
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	(516)
Local Phone Number	647-5171
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	HFactor, Inc. Common Stock
Trading Symbol	HWTR
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Ficaar, Inc